Portfolio of Investments
Columbia Global Strategic Equity Fund, October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 9.2%
Issuer	Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.3%
Hellenic Telecommunications Organization SA	4,138	62,759
Nippon Telegraph & Telephone Corp.	38,900	1,931,109
Verizon Communications, Inc.	1,879	113,623
Total		2,107,491
Entertainment 0.2%
Nintendo Co., Ltd.	3,300	1,210,399
Toho Co., Ltd.	1,000	40,385
Total		1,250,784
Interactive Media & Services 0.1%
Alphabet, Inc., Class A(a)	339	426,734
Facebook, Inc., Class A(a)	1,688	323,505
Total		750,239
Media 0.1%
Cheil Worldwide, Inc.	1,303	27,696
Cyfrowy Polsat SA	5,563	40,351
Telenet Group Holding NV(a)	300	14,739
ValueCommerce Co., Ltd.	29,300	450,788
Total		533,574
Wireless Telecommunication Services 0.1%
Advanced Info Service PCL	6,000	45,516
SoftBank Group Corp.	13,100	503,910
Total		549,426
Total Communication Services		5,191,514
Consumer Discretionary 1.3%
Auto Components 0.2%
Koito Manufacturing Co., Ltd.	16,000	837,012
Lear Corp.	878	103,402
Shoei Co., Ltd.	10,300	448,356
Total		1,388,770
Automobiles 0.4%
Fiat Chrysler Automobiles NV	6,345	98,467
Peugeot SA	5,871	148,690
Toyota Motor Corp.	33,200	2,303,445
Total		2,550,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 0.1%
Koshidaka Holdings Co., Ltd.	30,400	441,439
Starbucks Corp.	2,532	214,106
Total		655,545
Household Durables 0.4%
Berkeley Group Holdings PLC	2,461	140,276
Sekisui House Ltd.	7,300	157,420
Sony Corp.	30,100	1,832,161
Total		2,129,857
Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc.(a)	20	35,533
eBay, Inc.	1,821	64,190
Expedia Group, Inc.	1,356	185,311
ZOZO, Inc.	14,200	330,760
Total		615,794
Leisure Products 0.1%
Bandai Namco Holdings, Inc.	9,900	608,743
Specialty Retail 0.0%
AutoZone, Inc.(a)	164	187,678
Petrobras Distribuidora SA	4,100	29,034
Total		216,712
Textiles, Apparel & Luxury Goods 0.0%
Pandora A/S	498	24,505
Under Armour, Inc., Class A(a)	1,130	23,334
Total		47,839
Total Consumer Discretionary		8,213,862
Consumer Staples 0.7%
Beverages 0.1%
Diageo PLC	431	17,641
Kirin Holdings Co., Ltd.	20,800	441,259
Total		458,900
Food & Staples Retailing 0.1%
Koninklijke Ahold Delhaize NV	7,827	195,049
Walgreens Boots Alliance, Inc.	2,932	160,615
Walmart, Inc.	1,960	229,830
Total		585,494
Columbia Global Strategic Equity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.0%
JBS SA	7,800	55,021
Uni-President Enterprises Corp.	51,000	125,990
Total		181,011
Household Products 0.1%
Kimberly-Clark Corp.	474	62,985
Unicharm Corp.	12,900	437,192
Total		500,177
Personal Products 0.4%
Kao Corp.	25,600	2,058,207
Milbon Co., Ltd.	8,200	449,124
Total		2,507,331
Tobacco 0.0%
Altria Group, Inc.	1,335	59,795
British American Tobacco PLC	5,666	198,173
Philip Morris International, Inc.	298	24,269
PT Gudang Garam Tbk	6,800	27,157
Total		309,394
Total Consumer Staples		4,542,307
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Canadian Natural Resources Ltd.	2,800	70,600
Cenovus Energy, Inc.	10,900	92,854
China Coal Energy Co., Ltd., Class H	50,000	19,939
China Shenhua Energy Co., Ltd., Class H	5,500	11,170
ConocoPhillips Co.	2,774	153,125
Husky Energy, Inc.	14,400	100,585
Imperial Oil Ltd.	4,100	102,103
Motor Oil Hellas Corinth Refineries SA	602	14,889
Plains GP Holdings LP, Class A(a)	2,913	54,065
Yanzhou Coal Mining Co., Ltd., Class H	44,000	44,641
Total		663,971
Total Energy		663,971
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 1.0%
Banks 0.2%
Banco do Brasil SA	8,800	105,346
Bank Leumi Le-Israel BM	14,389	104,813
Citigroup, Inc.	3,327	239,078
Mitsubishi UFJ Financial Group, Inc.	188,900	979,312
Postal Savings Bank of China Co., Ltd.(b)	15,000	9,617
Standard Bank Group Ltd.	613	7,037
Total		1,445,203
Capital Markets 0.0%
Franklin Resources, Inc.	451	12,425
MarketAxess Holdings, Inc.	45	16,587
Singapore Exchange	10,900	71,564
Total		100,576
Consumer Finance 0.1%
Ally Financial, Inc.	5,840	178,879
Capital One Financial Corp.	504	46,998
Discover Financial Services	1,419	113,889
Synchrony Financial	1,756	62,110
Total		401,876
Diversified Financial Services 0.2%
AXA Equitable Holdings, Inc.	8,369	180,771
ORIX Corp.	59,500	935,036
Voya Financial, Inc.	3,891	209,958
Total		1,325,765
Insurance 0.5%
Allianz SE, Registered Shares	609	148,732
Assicurazioni Generali SpA	7,094	143,849
AXA SA	7,414	196,258
Dai-ichi Life Holdings, Inc.	103,500	1,686,989
Power Corp. of Canada	3,200	74,054
Powszechny Zaklad Ubezpieczen SA	4,490	43,450
Prudential Financial, Inc.	453	41,286
Swiss Life Holding AG, Registered Shares	364	182,297
Tokio Marine Holdings, Inc.	8,600	464,964
Total		2,981,879
Total Financials		6,255,299

2	Columbia Global Strategic Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 1.1%
Biotechnology 0.1%
Alexion Pharmaceuticals, Inc.(a)	350	36,890
BioMarin Pharmaceutical, Inc.(a)	350	25,623
Gilead Sciences, Inc.	728	46,381
PeptiDream, Inc.(a)	12,400	622,402
Vertex Pharmaceuticals, Inc.(a)	350	68,418
Total		799,714
Health Care Equipment & Supplies 0.4%
Asahi Intecc Co., Ltd.	14,400	396,222
Hoya Corp.	19,200	1,696,843
Nakanishi, Inc.	17,700	295,098
Total		2,388,163
Health Care Providers & Services 0.1%
Cardinal Health, Inc.	1,149	56,818
McKesson Corp.	528	70,224
Medipal Holdings Corp.	2,900	66,258
Total		193,300
Pharmaceuticals 0.5%
Allergan PLC	532	93,691
Astellas Pharma, Inc.	11,700	200,804
Bausch Health Companies, Inc.(a)	2,800	69,601
Daiichi Sankyo Co., Ltd.	20,100	1,321,651
Johnson & Johnson	2,008	265,136
Merck & Co., Inc.	991	85,880
Novartis AG, Registered Shares	154	13,456
Pfizer, Inc.	1,420	54,485
Roche Holding AG, Genusschein Shares	887	266,948
Takeda Pharmaceutical Co., Ltd.	23,600	852,741
Total		3,224,393
Total Health Care		6,605,570
Industrials 1.9%
Airlines 0.1%
Japan Airlines Co., Ltd.	1,600	49,860
Southwest Airlines Co.	3,355	188,316
Total		238,176
Building Products 0.3%
Daikin Industries Ltd.	13,100	1,833,471
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	3,464	140,563
CIMIC Group Ltd.	1,947	44,370
Daelim Industrial Co., Ltd.	1,122	87,212
HDC Hyundai Development Co.-Engineering & Construction	2,766	73,385
Kinden Corp.	52,800	794,263
Sinopec Engineering Group Co., Ltd., Class H	108,000	61,696
Total		1,201,489
Electrical Equipment 0.2%
Acuity Brands, Inc.	467	58,277
Eaton Corp. PLC	806	70,211
Nidec Corp.	7,500	1,104,193
Total		1,232,681
Industrial Conglomerates 0.0%
CITIC Ltd.	97,000	127,602
Machinery 0.3%
Cummins, Inc.	1,185	204,389
Sinotruk Hong Kong Ltd.	26,500	40,043
Takuma Co., Ltd.	103,300	1,229,261
Weichai Power Co., Ltd., Class H	47,000	73,979
Total		1,547,672
Professional Services 0.4%
Benefit One, Inc.	12,600	255,055
Nihon M&A Center, Inc.	24,400	741,885
Recruit Holdings Co., Ltd.	41,600	1,382,536
Wolters Kluwer NV	654	48,169
Total		2,427,645
Road & Rail 0.0%
Aurizon Holdings Ltd.	8,808	35,833
Trading Companies & Distributors 0.4%
ITOCHU Corp.	84,600	1,768,807
Mitsubishi Corp.	35,000	890,204
Total		2,659,011

Columbia Global Strategic Equity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Transportation Infrastructure 0.0%
Grupo Aeroportuario del Pacifico SAB de CV	5,598	58,676
International Container Terminal Services, Inc.	7,670	17,931
Total		76,607
Total Industrials		11,380,187
Information Technology 1.7%
Communications Equipment 0.1%
Cisco Systems, Inc.	5,307	252,136
F5 Networks, Inc.(a)	1,081	155,750
Total		407,886
Electronic Equipment, Instruments & Components 0.5%
Amano Corp.	23,700	700,731
Keyence Corp.	3,100	1,960,119
Murata Manufacturing Co., Ltd.	10,400	566,261
Zhen Ding Technology Holding Ltd.	29,000	137,123
Total		3,364,234
IT Services 0.3%
BrainPad, Inc.(a)	2,700	141,787
Comture Corp.	21,900	416,273
MasterCard, Inc., Class A	705	195,151
Obic Co., Ltd.	3,800	475,780
PayPal Holdings, Inc.(a)	1,481	154,172
VeriSign, Inc.(a)	951	180,709
Total		1,563,872
Semiconductors & Semiconductor Equipment 0.3%
Lam Research Corp.	734	198,943
Lasertec Corp.	14,200	1,020,782
Rohm Co., Ltd.	6,200	491,219
Shinko Electric Industries Co., Ltd.	21,300	207,875
Total		1,918,819
Software 0.2%
Adobe, Inc.(a)	595	165,369
Fortinet, Inc.(a)	274	22,348
JustSystems Corp.	14,400	592,076
Microsoft Corp.	2,460	352,690
Total		1,132,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.	527	131,097
Chicony Electronics Co., Ltd.	21,000	65,242
Elecom Co., Ltd.	31,900	1,238,715
HP, Inc.	9,300	161,541
Lenovo Group Ltd.	16,000	11,154
Lite-On Technology Corp.	49,000	80,743
Samsung Electronics Co., Ltd.	1,603	69,281
Total		1,757,773
Total Information Technology		10,145,067
Materials 0.3%
Chemicals 0.2%
JCU Corp.	13,400	328,358
LyondellBasell Industries NV, Class A	516	46,285
Shin-Etsu Chemical Co., Ltd.	9,000	1,003,511
Total		1,378,154
Construction Materials 0.0%
Anhui Conch Cement Co., Ltd., Class H	9,000	53,790
China National Building Material Co., Ltd., Class H	30,000	25,285
Total		79,075
Metals & Mining 0.1%
BHP Group Ltd.	7,589	186,025
Evraz PLC	8,859	42,275
Fortescue Metals Group Ltd.	15,077	92,280
Maanshan Iron & Steel Co., Ltd., Class H	98,000	37,066
Rio Tinto PLC	3,783	196,950
Total		554,596
Total Materials		2,011,825
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
American Tower Corp.	364	79,381
Essex Property Trust, Inc.	147	48,088
ORIX JREIT, Inc.	220	497,446
Simon Property Group, Inc.	701	105,627
Total		730,542

4	Columbia Global Strategic Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.1%
Katitas Co., Ltd.	12,100	522,113
Logan Property Holdings Co., Ltd.	44,000	67,011
Shui On Land Ltd.	484,000	97,402
Total		686,526
Total Real Estate		1,417,068
Utilities 0.1%
Electric Utilities 0.0%
Inter RAO UES PJSC	263,000	17,726
Manila Electric Co.	9,140	60,951
Total		78,677
Gas Utilities 0.0%
PT Perusahaan Gas Negara Persero Tbk	473,000	70,983
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	11,242	191,676
Multi-Utilities 0.0%
Atco Ltd., Class I	1,500	52,730
Total Utilities		394,066
Total Common Stocks (Cost $51,458,441)		56,820,736

Equity Funds 84.9%
	Shares	Value ($)
Dividend Income 8.5%
Columbia Dividend Income Fund, Institutional 3 Class(c)	1,407,498	33,709,579
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(c)	1,004,189	18,738,174
Total		52,447,753
International 47.3%
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class(c)	1,077,033	13,182,884
Columbia Contrarian Europe Fund, Institutional 3 Class(c)	7,114,764	48,664,990
Columbia Emerging Markets Fund, Institutional 3 Class(c)	3,814,679	50,582,648
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class(c)	897,918	14,842,582
Columbia Global Infrastructure Fund, Institutional 3 Class(c)	1,677,024	23,394,479
Columbia Global Technology Growth Fund, Institutional 3 Class(a),(c)	881,957	34,599,166
Equity Funds (continued)
	Shares	Value ($)
Columbia Overseas Value Fund, Institutional 3 Class(c)	5,750,832	55,092,968
Columbia Select Global Equity Fund, Institutional 3 Class(a),(c)	3,505,749	50,623,022
Total		290,982,739
U.S. Large Cap 25.5%
Columbia Disciplined Value Fund, Institutional 3 Class(c)	6,277,563	62,210,649
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(c)	496,631	22,914,545
Columbia Select Large Cap Equity Fund, Institutional 3 Class(c)	4,307,345	61,250,449
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(c)	699,720	10,061,970
Total		156,437,613
U.S. Small Cap 3.6%
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(c)	1,038,468	21,973,974
Total Equity Funds (Cost $447,012,321)		521,842,079

Exchange-Traded Equity Funds 2.1%

International Mid Large Cap 2.1%
Columbia Sustainable Global Equity Income ETF(c)	473,280	12,732,746
Total Exchange-Traded Equity Funds (Cost $12,433,066)		12,732,746

Fixed-Income Funds 3.5%

Convertible 3.5%
Columbia Convertible Securities Fund, Institutional 3 Class(c)	983,732	21,730,633
Total Fixed-Income Funds (Cost $15,777,904)		21,730,633

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Banks 0.0%
Itau Unibanco Holding SA	3,250	29,384
Total Financials		29,384

Columbia Global Strategic Equity Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2019 (Unaudited)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Cia Energetica de Minas Gerais	13,800	46,832
Total Utilities		46,832
Total Preferred Stocks (Cost $73,473)		76,216

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(c),(d)	1,027,943	1,027,840
Total Money Market Funds (Cost $1,027,840)		1,027,840
Total Investments in Securities (Cost: $527,783,045)		614,230,250
Other Assets & Liabilities, Net		579,294
Net Assets		614,809,544
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
99,000 AUD	67,946 USD	Morgan Stanley	12/19/2019	—	(385)
502,000 BRL	123,938 USD	Morgan Stanley	12/19/2019	—	(896)
197,000 CAD	150,730 USD	Morgan Stanley	12/19/2019	1,125	—
40,000 CHF	40,536 USD	Morgan Stanley	12/19/2019	—	(162)
288,000 ILS	81,896 USD	Morgan Stanley	12/19/2019	—	(10)
2,092,000 PHP	40,947 USD	Morgan Stanley	12/19/2019	—	(185)
6,222,000 TWD	204,751 USD	Morgan Stanley	12/19/2019	—	(610)
40,990 USD	274,000 DKK	Morgan Stanley	12/19/2019	62	—
54,333 USD	42,000 GBP	Morgan Stanley	12/19/2019	159	—
136,595 USD	9,716,000 INR	Morgan Stanley	12/19/2019	—	(625)
40,956 USD	2,637,000 RUB	Morgan Stanley	12/19/2019	—	(107)
54,655 USD	805,000 ZAR	Morgan Stanley	12/19/2019	—	(1,711)
Total				1,346	(4,691)
6	Columbia Global Strategic Equity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $9,617, which represents less than 0.01% of total net assets.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Contrarian Asia Pacific Fund, Institutional 3 Class
	1,103,729	3,694	(30,390)	1,077,033	—	(61,708)	612,883	—	13,182,884
Columbia Contrarian Europe Fund, Institutional 3 Class
	7,627,255	—	(512,491)	7,114,764	—	(260,007)	5,706,892	—	48,664,990
Columbia Convertible Securities Fund, Institutional 3 Class
	1,036,909	28,292	(81,469)	983,732	181,481	234,740	1,231,316	418,821	21,730,633
Columbia Disciplined Value Fund, Institutional 3 Class
	6,576,026	2,597	(301,060)	6,277,563	—	251,768	3,636,994	—	62,210,649
Columbia Dividend Income Fund, Institutional 3 Class
	1,542,717	23,207	(158,426)	1,407,498	—	771,087	3,351,609	525,953	33,709,579
Columbia Emerging Markets Fund, Institutional 3 Class
	2,107,519	2,058,546	(351,386)	3,814,679	—	961,012	3,964,217	—	50,582,648
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	2,058,933	25,763	(1,080,507)	1,004,189	—	(521,553)	2,285,841	466,459	18,738,174
Columbia Global Energy and Natural Resources Fund, Institutional 3 Class
	891,142	21,503	(14,727)	897,918	—	(72,363)	(586,663)	187,814	14,842,582
Columbia Global Infrastructure Fund, Institutional 3 Class
	1,906,023	—	(228,999)	1,677,024	—	(1,627,008)	4,961,852	—	23,394,479
Columbia Global Technology Growth Fund, Institutional 3 Class
	1,024,649	2,388	(145,080)	881,957	—	2,352,504	4,034,149	—	34,599,166
Columbia Large Cap Growth Fund, Institutional 3 Class
	552,317	114	(55,800)	496,631	—	366,450	2,829,918	—	22,914,545
Columbia Overseas Value Fund, Institutional 3 Class
	6,016,420	6,421	(272,009)	5,750,832	—	334,097	3,257,697	45,023	55,092,968
Columbia Select Global Equity Fund, Institutional 3 Class
	4,013,071	399	(507,721)	3,505,749	—	1,920,125	6,588,530	—	50,623,022
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,536,175	154,739	(383,569)	4,307,345	1,979,152	945,732	3,471,932	142,542	61,250,449
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	630,914	118,354	(49,548)	699,720	1,656,137	67,719	(755,469)	—	10,061,970
Columbia Short-Term Cash Fund, 1.938%
	2,135,321	13,351,371	(14,458,749)	1,027,943	—	7	—	29,109	1,027,840
Columbia Small Cap Growth Fund I, Institutional 3 Class
	1,175,214	244	(136,990)	1,038,468	—	901,309	1,932,416	—	21,973,974
Columbia Sustainable Global Equity Income ETF
	—	473,280	—	473,280	—	—	299,681	265,307	12,732,746
Total					3,816,770	6,563,911	46,823,795	2,081,028	557,333,298

Columbia Global Strategic Equity Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Global Strategic Equity Fund, October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	The rate shown is the seven-day current annualized yield at October 31, 2019.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
ILS	New Israeli Sheqel
INR	Indian Rupee
PHP	Philippine Peso
RUB	Russian Ruble
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Global Strategic Equity Fund | Quarterly Report 2019